Document and Entity Information	Feb. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2018
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 02, 2019
Document Effective Date	Jan. 02, 2019
Prospectus Date	Jul. 01, 2018